Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Estimates of Future Commitments
Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Power purchase (i)	$89,846	$32,490	$32,726	$12,274	$12,520	$142,586	$322,442
Natural gas supply and service agreements (ii)	113,775	81,719	57,014	40,372	31,457	188,138	512,475
Service agreements	67,477	57,886	55,835	49,596	46,511	298,516	575,821
Capital projects	7,163	—	—	—	—	—	7,163
Land easements	13,295	13,316	13,503	13,667	13,837	463,785	531,403
Total	$291,556	$185,411	$159,078	$115,909	$104,325	$1,093,025	$1,949,304
(i)    Power purchase: AQN’s electric distribution facilities have commitments to purchase physical quantities of power for load serving requirements. The commitment amounts included in the table above are based on market prices as of December 31, 2022. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate-adjustment mechanism.
(ii)    Natural gas supply and service agreements: AQN’s natural gas distribution facilities and thermal generation facilities have commitments to purchase physical quantities of natural gas under contracts for purposes of load serving requirements and of generating power.